Operating Segments (Tables)	3 Months Ended
Mar. 31, 2026
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Three months period ended March 31, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$36,227	$9,013	$45,240
Gross profit	$18,025	$1,091	$19,116
Unallocated corporate expenses			(12,163)
Finance expenses, net			(1,562)
Income before taxes on income			$5,391

	Three months period ended March 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Revenues	$40,017	$4,001	$44,018
Gross profit	$20,279	$470	$20,749
Unallocated corporate expenses			(12,954)
Finance expenses, net			(1,182)
Income before taxes on income			$6,613
	Year Ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Revenues	$156,206	$24,254	$180,460
Gross profit	$72,278	$4,129	$76,407
Unallocated corporate expenses			(50,174)
Finance expenses, net			(2,766)
Income before taxes on income			$23,467

Schedule of Reporting on Operating Segments by Geographic Region

Reporting on operating segments by geographic region:

	Three months period ended March 31, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$22,106	$-	$22,106
Israel	3,155	9,013	12,168
Latin America	4,792	-	4,792
Canada	3,315	-	3,315
Asia	548	-	548
Europe	1,743	-	1,743
Other	568		568
	$36,227	$9,013	$45,240
	Three months period ended March 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$30,157	$-	$30,157
Israel	1,353	4,001	5,354
Canada	4,611	-	4,611
Asia	3,036	-	3,036
Latin America	790	-	790
Europe	70	-	70
	$40,017	$4,001	$44,018

	Year ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$99,644	$-	$99,644
Israel	5,309	24,254	29,563
Latin America	24,223	-	24,223
Canada	10,805	-	10,805
Europe	9,449	-	9,449
Asia	6,720	-	6,720
Others	56	-	56
	$156,202	$24,254	$180,456